Property, Plant And Equipment (Property, Plant And Equipment By Major Classification) (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land And Land Improvements [Member]	Dec. 31, 2012 Land And Land Improvements [Member]	Dec. 31, 2013 Mining And Other Equipment And Related Facilities [Member]	Dec. 31, 2012 Mining And Other Equipment And Related Facilities [Member]	Dec. 31, 2013 Mine Development Costs [Member]	Dec. 31, 2012 Mine Development Costs [Member]	Dec. 31, 2013 Coal Properties [Member]	Dec. 31, 2012 Coal Properties [Member]	Dec. 31, 2013 Oil And Natural Gas Properties [Member]	Dec. 31, 2012 Oil And Natural Gas Properties [Member]	Dec. 31, 2013 Construction Work In Process [Member]	Dec. 31, 2012 Construction Work In Process [Member]	Dec. 31, 2013 Minimum [Member] Mining And Other Equipment And Related Facilities [Member]	Dec. 31, 2013 Minimum [Member] Mine Development Costs [Member]	Dec. 31, 2013 Minimum [Member] Coal Properties [Member]	Dec. 31, 2013 Maximum [Member] Mining And Other Equipment And Related Facilities [Member]	Dec. 31, 2013 Maximum [Member] Mine Development Costs [Member]	Dec. 31, 2013 Maximum [Member] Coal Properties [Member]
Property, Plant and Equipment [Line Items]
Useful Lives															2 years	1 year	1 year	20 years	15 years	15 years
Total	$ 674,708	$ 653,404	$ 35,078	$ 34,978	$ 302,114	$ 297,615	$ 73,344	$ 67,045	$ 238,975	$ 240,368	$ 8,093	$ 8,182	$ 17,104	$ 5,216
Less accumulated depreciation, depletion and amortization	(249,718)	(219,613)
Net	$ 424,990	$ 433,791